Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and diluted net loss per common share
Basic and diluted net loss per common share were calculated as follows (in thousands, except share and per share data):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,476)	$(13,109)
Denominator:
Weighted-average common shares outstanding	875,279	875,279
Less: weighted-average unvested restricted shares of common stock	(1,045)	(1,808)

Weighted-average shares used to compute net loss per common share, basic and diluted	874,234	873,471

Net loss per share attributable to common stockholders, basic and diluted	$(32.57)	(15.01)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Years Ended December 31,
	2022	2021
Convertible preferred stock (as converted)	7,269,183	2,252,357
Stock options outstanding	1,273,454	248,603
Unvested restricted shares of common stock	635	1,398
Warrants for the purchase of common stock	4,677	4,677

Total	8,547,949	2,507,035